Related-Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
LLC Entity
Related Party Transaction
Related Party Transaction, Employee Bonuses Paid by Parent		$ 105,000
Compensation payments to consultants	$ 97,000	78,000	$ 125,000
Relamorelin Company and/or Motus
Related Party Transaction
Net costs		1,570,000	2,149,000
Expenses paid by the Relamorelin Company to these related parties	0	966,000	1,357,000
Accounts Payable
Related Party Transaction
Outstanding payments due to consultants	90,000	50,000
Consultant
Related Party Transaction
Expenses paid to consultants	$ 2,400,000	$ 619,000.000	$ 153,000